Balance Sheet Components - Accounts Payable and Accrued Expenses (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Payables and Accruals [Abstract]
Accounts payable	$ 60,211	$ 49,892
Accrued compensation and benefits	172,808	131,204
Accrued interest	95,832	67,077
Accrued taxes(1)	133,562	37,004
Accrued utilities and security	44,202	31,789
Accrued professional fees	14,071	18,380
Accrued repairs and maintenance	5,430	3,618
Accrued other	55,623	61,984
Accounts payable and accrued expenses	581,739	400,948
Income taxes payable	$ 44,048	$ 14,527